FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss - Treasury shares [member] - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
		£ 337	£ 2,811
Investment Grade [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
	[1]	337	2,811
Other [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
	[2]
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
		337	2,853
Total held at fair value through profit or loss		337	2,853
The Group [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		290	2,293
Asset-backed securities			20
Corporate and other debt securities			22
Total held as trading assets		290	2,335
The Group [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Corporate and other debt securities		47	518
Total debt securities		47	518
The Group [member] | Investment Grade [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
	[1]	337	2,853
The Group [member] | Investment Grade [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]	290	2,293
Asset-backed securities			20
Corporate and other debt securities	[1]		22
Total held as trading assets	[1]	290	2,335
The Group [member] | Investment Grade [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Corporate and other debt securities		47	518
Total debt securities	[1]	47	518
The Group [member] | Other [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
	[2]
The Group [member] | Other [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]
Asset-backed securities	[2]
Corporate and other debt securities	[2]
Total held as trading assets	[2]
The Group [member] | Other [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Corporate and other debt securities	[2]
Total debt securities	[2]
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Total held at fair value through profit or loss		337	2,811
The Bank [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		290	2,293
Total held as trading assets		290	2,293
The Bank [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Corporate and other debt securities		47	518
Total other assets held at fair value through profit or loss		47	518
The Bank [member] | Investment Grade [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]	290	2,293
Total held as trading assets	[1]	290	2,293
The Bank [member] | Investment Grade [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Corporate and other debt securities	[1]	47	518
Total other assets held at fair value through profit or loss	[1]	47	518
The Bank [member] | Other [member] | Debt securities, treasury, and other bills at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]
Total held as trading assets	[2]
The Bank [member] | Other [member] | Other assets held at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Corporate and other debt securities	[2]
Total other assets held at fair value through profit or loss	[2]

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: nil; 2018: nil) and not rated (2019: nil; 2018: nil).